Common Stock (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 17, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par or stated value per share		$ 0.01	$ 0.01
Common Stock, Shares Issued		2,816,615	0
Common stock, shares authorized		100,000,000	100,000,000
Share-based compensation		$ 286,080	$ 0	$ 0
Subsidiary [Member]
Common stock, par or stated value per share		$ 0.01	$ 0.01
Common Stock, Shares Issued		2,816,615
Common stock, shares authorized		100,000,000	100,000,000
Common stock shares exchange for subsidiaries	2,780,855
Equity term	10 years
Equity instruments authorized under the 2025 Equity Incentive Plan	200,000
Non-vested shares issued at Spin-off	35,760
Share-based compensation		$ 286,080
Unvested shares and cash awards	89,400
Vested shares	35,760
Dividend per share		$ 0.14
Dividend		$ 1,180,000